STOCKHOLDERS' EQUITY (DEFICIT) - Schedule of Stock by Class (Details) - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Series A Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	750,000	750,000	750,000
Preferred stock, shares outstanding (in shares)	48,100	48,100	48,100
Series 1A Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	5,000	5,000
Preferred stock, shares outstanding (in shares)	3,800	1,300
Series B-1 Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,000	2,000
Preferred stock, shares outstanding (in shares)	0	0
Series B-2 Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000	1,000
Preferred stock, shares outstanding (in shares)	0	0
Series C Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000	1,000
Preferred stock, shares outstanding (in shares)	0	0
Series D Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	3,000	3,000
Preferred stock, shares outstanding (in shares)	0	0
Series D-1 Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,500	2,500
Preferred stock, shares outstanding (in shares)	0	0
Series E Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,800	2,800
Preferred stock, shares outstanding (in shares)	0	0
Series F Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	7,000	7,000
Preferred stock, shares outstanding (in shares)	0	0
Series G Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,000	2,000
Preferred stock, shares outstanding (in shares)	0	0
Series H Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	2,500	2,500
Preferred stock, shares outstanding (in shares)	0	0
Series I Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000	1,000
Preferred stock, shares outstanding (in shares)	0	0
Series J Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,350	1,350
Preferred stock, shares outstanding (in shares)	0	0
Series J-1 Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	1,000	1,000
Preferred stock, shares outstanding (in shares)	0	0
Series K Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)	20,000	20,000
Preferred stock, shares outstanding (in shares)	0	0